Other Debt - Secured Term Loan (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt	$ 1,108,316,000
CapLease [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Fair Value	19,300,000
Debt Instrument, Interest Rate, Stated Percentage	7.50%
Long-term Debt	19,300,000
CapLease [Member] | Senior Notes [Member] | Secured Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	59,800,000
Long-term Debt, Fair Value	60,700,000
Debt Instrument, Interest Rate, Stated Percentage	5.81%
Repayments of Long-term Debt	(1,700,000)
Long-term Debt	$ 58,175,000